LONG TERM DEBT (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Mar. 04, 2016
Revolving Credit Facility [Member]
Line of credit amount		$ 10,000
Line of credit, amount outstanding	$ 47,750
Swing Line Loan Commitment [Member]
Line of credit amount		3,000
Letter of Credit [Member]
Line of credit amount		$ 3,000